Reclamation and Closure Cost Provision - Disclosure of Detailed Information about Reclamation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	$ 120,791	$ 30,229
Assumed in acquisition	13,481	62,238
Disposals	(7,895)
Accretion	6,535	2,209
Change in estimates	(16,608)	31,537
Reclamation expenditures	(686)	(396)
Reclassified to assets held for sale (note 9)	(11,863)
Foreign exchange gain	(4,607)	(5,026)
Ending balance	99,148	120,791
Current	3,583	3,688
Non-current	95,565	117,103
Total reclamation and closure cost provision	99,148	120,791
United States
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	27,111	22,335
Assumed in acquisition	0	0
Disposals	0
Accretion	362	185
Change in estimates	1,001	4,662
Reclamation expenditures	0	(71)
Reclassified to assets held for sale (note 9)	0
Foreign exchange gain	0	0
Ending balance	28,474	27,111
Total reclamation and closure cost provision	28,474	27,111
Mexico
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	49,642	0
Assumed in acquisition	11,850	32,878
Disposals	0
Accretion	3,715	179
Change in estimates	(18,943)	16,634
Reclamation expenditures	(277)	(49)
Reclassified to assets held for sale (note 9)	(11,863)
Foreign exchange gain	(2,221)	0
Ending balance	31,903	49,642
Total reclamation and closure cost provision	31,903	49,642
Brazil
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	44,038	7,894
Assumed in acquisition	0	29,360
Disposals	(7,895)
Accretion	2,434	1,845
Change in estimates	410	10,241
Reclamation expenditures	(409)	(276)
Reclassified to assets held for sale (note 9)	0
Foreign exchange gain	(2,372)	(5,026)
Ending balance	36,206	44,038
Total reclamation and closure cost provision	36,206	44,038
Canada
Schedule Of Detailed Information About Reclamation Obligation [Line Items]
Beginning balance	0
Assumed in acquisition	1,631
Disposals	0
Accretion	24
Change in estimates	924
Reclamation expenditures	0
Reclassified to assets held for sale (note 9)	0
Foreign exchange gain	(14)
Ending balance	2,565	0
Total reclamation and closure cost provision	$ 2,565	$ 0